Restructuring Charges (Details 2) (USD $) In Millions, unless otherwise specified	11 Months Ended		12 Months Ended		11 Months Ended							12 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011	Feb. 02, 2013 Restructuring Program 2013 Europe [Member] [Domain] [Domain]	Feb. 02, 2013 Restructuring Program 2013 Europe [Member] [Domain] [Domain] Facility closure and other costs [Member]	Feb. 02, 2013 Restructuring Program 2013 Europe [Member] [Domain] [Domain] Termination benefits [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Facility closure and other costs [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 Renew Blue [Member] [Domain] Termination benefits [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member]	May 28, 2011 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Facility closure and other costs [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2011 [Member] Termination benefits [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Facility closure and other costs [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Restructuring Program 2012 [Member] Termination benefits [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 U.S. [Member] [Domain]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 U.S. [Member] [Domain] Facility closure and other costs [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Restructuring Program 2013 U.S. [Member] [Domain] Termination benefits [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserve, balance at the beginning of the period					$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 12	$ 41	$ 13	$ 9	$ 13	$ 3	$ 28	$ 102	$ 0	$ 85	$ 0	$ 17	$ 0	$ 0	$ 0	$ 0
Restructuring charges	414	24	29	138	24	5	19	109	54	55	0	17		0	6	0	11	3	104	2	87	1	17	261	152	109
Cash payments					(19)	0	(19)	(1)	0	(1)	(10)	(47)		(8)	(14)	(2)	(33)	(101)	0	(83)	0	(18)	0	(98)	(33)	(65)
Adjustments											2	(1)	(10)	1	(4)	1	3	(28)		(28)		0		(46)	(6)	(40)
Changes in foreign currency exchange rates											0			0		0		4	(2)	4	(2)	0	0
Restructuring reserve, balance at the end of the period					$ 5	$ 5	$ 0	$ 108	$ 54	$ 54	$ 0	$ 12		$ 0	$ 9	$ 0	$ 3	$ 36	$ 102	$ 36	$ 85	$ 0	$ 17	$ 117	$ 113	$ 4